CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
3	CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources.  The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant.  Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis.  Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. There have been no significant changes in the basis upon which judgements and accounting estimates have been determined.

(i)	Critical judgements in applying the Group’s accounting policies

The following are the critical judgements, apart from those involving estimations (see below), that management has made in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognised in the financial statements.

Ships classified as inventories

The Group regularly engages in trading of ships.  When a ship ceases to be rented and a decision is made for the ship to be sold, the ship would be classified as inventories (Note 11).  The proceeds from the sale of such assets shall be recognised as revenue in accordance with IFRS 15
Revenue from Contracts with Customers
. The corresponding cost shall be accounted for as cost of sales.

Estimation of lease term of charters with extension options

When estimating the lease term of the respective lease arrangement, management considers all facts and circumstances that create an economic incentive to exercise an extension option, including any expected changes in facts and circumstances from the commencement date until the exercise date of the option. This is assessed on an ongoing basis and the extension options are only included in the lease term if the lease is reasonably certain to be exercised.

$27,577,000
(2022: $52,621,000) have not been included in the lease liability because it is not reasonably certain that the leases will be extended.

If a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee, the above assessment will be reviewed further. The Group exercised options to extend lease term of charters on two supramax vessels.

(ii)	Key sources of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are disclosed below.

Vessels and depreciation

In the shipping industry, the use of the 25 to 30 year ship life has become the prevailing standard for the type of ship owned by the Group. However, management depreciates the ships on a straight-line basis after deduction for residual values over the ship’s estimated useful life of 15 years, from the date the ship was originally delivered from the shipyard as the Group maintains a young fleet compared to the market average and generally aims to replace ships that are 15 years or older.  As a result, ships are depreciated over 15 years to the expected residual market value of a ship of a similar age and specification.  Management reassesses the depreciation period of ships that surpass this limit with special consideration of the ships and the purpose for which the ship was retained in the fleet.

Residual values of the ships are reassessed by management at the end of each reporting period based on the current shipping markets, the movement of the markets over the previous five years and the age, specification and condition of the respective ships.

Considerations for useful life of the ships also include maintenance and repair cost, technical or commercial obsolescence and legal or similar limits to the use of ships.

Impairment and reversals of impairment of Vessels (including owned and right-of-use)

Management also reviews the ships (owned and right-of-use) for impairment whenever there is an indication that the carrying amount of the ships may not be recoverable.  Management measures the recoverability of an asset by comparing its carrying amount against its recoverable amount.  Recoverable amount is the higher of the fair value less cost to sell and value in use. Management identifies an appropriate valuation technique to estimate the fair value that is in accordance with IFRS 13
Fair Value Measurement
.
The selection of technique requires judgment and takes into account the reliability of the valuation technique and the reliability of the inputs used. If the ship is considered to be impaired, an impairment loss is recognised to an amount to the excess of the carrying value of the asset over its recoverable amount.
Where an impairment loss subsequently reverses, the reversal of an impairment loss does not exceed the carrying amount that would have been determined (net of amortisation or depreciation) had no impairment loss been recognised for the asset in prior years.

Value in use is the future cash flows that the ships are expected to generate from charter hire of the ships and the expected running costs thereof over their remaining useful lives, with a cash inflow in the final year equal to the residual value of the ships. Management determined the value-in-use based on past performance of the ships and their expectations of the market development. The future cash flows are determined based on the combination of the following assumptions:

1)
Forecast earnings are based on internal estimates having considered: fixed future earnings from existing contracts of affreightment and charter contracts, allowing for dry dock and commercial off hire days, internal forecasts, as well as third party information and historical earnings averages.

2)	Pre-tax discount rate of 8.69% (2022: 8.56%) rate is used to discount future cash flows from deployment of the ships to their net present values.

3)	Vessel operating expenses and drydock costs are based on management’s best estimates.

Accordingly, based on the carrying amounts of the right-of-use ships as at end of each reporting period, the Group has not recognised an impairment loss for the year ended 31 December 2023 (2022: US$
985,000
reversal of impairment and 2021: US$
1,046,000
) in profit or loss in the line item ‘Other operating (expense) income. On the other hand, based on the carrying amount of the owned ships as at end of each reporting period the Group has recognised an impairment loss of US$2,000,000 for the year ended 31 December 2023 (reversal of impairment loss 2022: US$1,707,000 and reversal of impairment loss 2021: US$3,557,000) recorded in profit or loss in the line item ‘Other operating (expense) income’ following the decision to sell two older Handysize vessels at values lower than book value.

As at 31 December 2023 and 2022, a possible change to the following estimate used in management’s assessment would cause
the recoverable amount to be below the total carrying amount of the owned and right-of-use ships (on the basis that each of the other key assumptions remain unchanged):

Drybulk Carriers

•	0.0% to 24.23% 1 decrease to the charter rate (2022: 0.0% to 22.57% decrease to the charter rate); or
•	0.0% to 76.56% 1 increase to the discount rate (2022: 0.0% to 82.30% increase to the discount rate).

1
 Excludes two vessels

(2022: three vessels)
that are not sensitive to changes in above estimates

Based on the key assumptions and taking into account the sensitivity analysis above, management has determined that the estimated recoverable amount of the ships are appropriate.

The recoverable amounts of ships classified as inventories were determined based on estimated selling price less cost to sell, which were determined based on the contracted selling price. The carrying amounts of the ships are disclosed in Notes 12 and 13.

Impairment of goodwill

Determining whether goodwill is impaired requires an estimation of the value in use of the cash-generating units to which goodwill has been allocated. The value in use calculation requires the entity to estimate the future cash flows expected to arise from the cash-generating unit (based on past performance and management’s expectations of the market developments) and a suitable discount rate in order to calculate present value. The carrying amount of goodwill at the end of the reporting period was $7,924,000 (2022: $Nil) with no impairment loss recognised. Details of the value in use
calculation are provided in Note 17.

Fair value of acquired businesses

On 3 October 2023, the Group acquired Tamar Ship Management Limited and Taylor Maritime Management Limited. In accordance with IFRS 3
Business Combinations
, the Group is required to record the assets and liabilities of the acquired businesses at fair value. The purchase price allocation includes significant judgements, assumptions and estimates to determine the fair value of assets acquired and liabilities assumed. Management engaged an external valuer to assist in determining the fair value of the purchase consideration and performing the purchase price allocation. The valuations involving the most significant assumptions, estimates and judgements are:

1)	Fair value of earn-out consideration
Earn-out consideration in the purchase consideration is recorded at fair value at the date of acquisition and at each reporting period
. In determining the fair value at acquisition and reporting date, the scenario based method was used which involves the use of multiple outcomes and probability-weighing the contingent consideration payable under each outcome. Key assumptions included number of ships under management in the next two years,
and

probability of the occurrence of a change in buyer control event.

2)	Fair value of acquired intangible assets
Management have separately identified contractual customer relationships as an intangible asset acquired from the acquisition of businesses. The determination of its fair value is by using the multi-period excess earnings method, which is the present value of the projected cash flows that are expected to be generated by the existing intangible asset after reduction by an estimated fair rate of return on contributory assets required to generate the customer relationship revenues. Key assumptions included discounted cash flow, estimated life cycle and customer attrition rates.

Further details of acquisition of businesses are provided in Note 37.